Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Voting Common Stock, par value $0.01 per share
Amount Registered | shares	1,891,669
Maximum Aggregate Offering Price	$ 108,170,978.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,410.88
Rule 457(f)	true
Amount of Securities Received | shares	7,324,454
Value of Securities Received, Per Share	18.79
Value of Securities Received	$ 137,626,490.66
Cash Consideration Paid	29,455,513.00
Fee Note MAOP	$ 108,170,977.66
Offering Note	(1) Represents the estimated maximum number of shares of the registrant's Class A Voting Common Stock, par value $0.01 per share ("Equity common stock"), that may be issued in the merger described in the proxy statement/prospectus contained in the registration to which this Exhibit 107 is attached between Equity Bancshares, Inc. ("Equity") and Lincoln Bancorp ("Lincoln"). This number is based on 1,891,669 shares of Equity common stock, which is the maximum number of shares to be issued pursuant to the Agreement and Plan of Reorganization, dated as of September 2, 2026, by and among Equity, Penny Merger Sub, Inc., and Lincoln. (2) Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(f)(2) and (f)(3) under the Securities Act of 1933, as amended, the proposed maximum aggregate offering price is the product of $18.79 (the book value of Lincoln's common stock on June 30, 2026, the latest practicable date prior to the date of filing the proxy statement/prospectus) and 7,324,454 (the maximum number of Lincoln shares that may be exchanged for shares of Equity common stock), less the estimated aggregate cash consideration to be paid of $29,455,513.